4. PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
	March 31, 2016	December 31, 2015

Computers	$65,720	$58,121
Office equipment	35,208	27,083
Total	100,928	85,224
Less: Accumulated depreciation	15,743	12,201
Property and equipment, net	$85,185	$73,023

	2015	2014
Computers	$58,121	$12,134
Office equipment	27,083	4,055
Total	85,224	16,189
Less: Accumulated depreciation	12,201	2,027
Property and equipment, net	$73,023	$14,162